Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares to be Issued [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance, shares at Dec. 31, 2020		2,233,741,391
Balance at Dec. 31, 2020		$ 2,233,742	$ 7,041,960		$ (21,000)	$ (11,032,801)		$ (1,778,099)
Common stock issued for services		$ 21,000	837,900					858,900
Common stock issued for services, shares		21,000,000
Common stock issued for prepaid fees		$ 20,000	1,452,450					1,472,450
Common stock issued for prepaid fees, shares		20,000,000
Common stock issued for salaries		$ 8,342	231,457					239,799
Common stock issued for salaries, shares		8,341,723
Common stock issued for cash		$ 4,850	280,649					285,499
Common stock issued for cash, shares		4,850,075
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities		$ 21,691	508,044					529,735
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares		21,690,671
Net loss						(2,961,445)		(2,961,445)
Common stock issued for land development		$ 1,500	57,400					58,900
Common stock issued for land development, shares		1,500,000
Relief of derivative liabilities			489,279					489,279
Ending balance, value at Dec. 31, 2021		$ 2,311,125	10,899,139		(21,000)	(13,994,246)		(804,982)
Balance, shares at Dec. 31, 2021		2,311,123,860
Balance at Dec. 31, 2021		$ 2,311,125	10,899,139		(21,000)	(13,994,246)		(804,982)
Common stock issued for services		$ 25,303	482,775					508,078
Common stock issued for services, shares		25,302,577
Common stock issued for prepaid fees		$ 11,000	231,320					242,320
Common stock issued for prepaid fees, shares		11,000,000
Common stock issued for salaries		$ 1,034	28,965					29,999
Common stock issued for salaries, shares		1,034,482
Common stock issued for cash		$ 44,500	400,500					445,000
Common stock issued for cash, shares		44,500,000
Common stock issued for license		$ 149,402	2,958,168					3,107,570
Common stock issued for license, shares		149,402,390
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities		$ 41,700	901,732					943,432
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares		41,700,228
Common stock issued for land development		$ 4,000	46,400					50,400
Common stock issued for land development, shares		4,000,000
Net loss						(2,738,142)		(2,738,142)
Ending balance, value at Sep. 30, 2022		$ 2,588,064	15,948,999		(21,000)	(16,732,388)		1,783,675
Balance, shares at Sep. 30, 2022		2,588,063,537
Beginning balance, value at Dec. 31, 2021		$ 2,311,125	10,899,139		(21,000)	(13,994,246)		(804,982)
Balance, shares at Dec. 31, 2021		2,311,123,860
Balance at Dec. 31, 2021		$ 2,311,125	10,899,139		(21,000)	(13,994,246)		(804,982)
Common stock issued for services		$ 32,413	557,107	102,000				691,520
Common stock issued for services, shares		32,412,577
Common stock issued for prepaid fees		$ 11,000	231,320					242,320
Common stock issued for prepaid fees, shares		11,000,000
Common stock issued for salaries		$ 4,812	62,587					67,399
Common stock issued for salaries, shares		4,812,259
Common stock issued for cash		$ 44,500	400,500					445,000
Common stock issued for cash, shares		44,500,000
Common stock issued for license		$ 149,402	2,958,168					3,107,570
Common stock issued for license, shares		149,402,390
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities		$ 64,140	1,225,308	24,324				1,313,772
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares		64,139,744
Net loss						(3,677,812)		(3,677,812)
Issuance of preferred stock
Issuance of preferred stock, shares	2
Ending balance, value at Dec. 31, 2022		$ 2,617,392	16,334,129	126,324	(21,000)	(17,672,058)		1,384,787
Balance, shares at Dec. 31, 2022	2	2,617,390,830
Balance at Dec. 31, 2022		$ 2,617,392	16,334,129	126,324	(21,000)	(17,672,058)		1,384,787
Beginning balance, value at Jun. 30, 2022		$ 2,552,228	15,467,138		(21,000)	(15,785,926)		2,212,440
Balance, shares at Jun. 30, 2022		2,552,228,460
Common stock issued for services		$ 9,303	91,575					100,878
Common stock issued for services, shares		9,302,577
Common stock issued for prepaid fees		$ 5,000	88,500					93,500
Common stock issued for prepaid fees, shares		5,000,000
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities		$ 17,533	255,386					272,919
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares		17,532,500
Common stock issued for land development		$ 4,000	46,400					50,400
Common stock issued for land development, shares		4,000,000
Net loss						(946,462)		(946,462)
Ending balance, value at Sep. 30, 2022		$ 2,588,064	15,948,999		(21,000)	(16,732,388)		1,783,675
Balance, shares at Sep. 30, 2022		2,588,063,537
Beginning balance, value at Dec. 31, 2022		$ 2,617,392	16,334,129	126,324	(21,000)	(17,672,058)		1,384,787
Balance, shares at Dec. 31, 2022	2	2,617,390,830
Common stock issued for services		$ 47,757	136,654	(98,250)				86,161
Common stock issued for services, shares		47,757,394
Common stock issued for salaries		$ 4,082	15,918					20,000
Common stock issued for salaries, shares		4,081,632
Common stock issued for cash		$ 445,180	232,198					677,378
Common stock issued for cash, shares		445,180,614
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities		$ 276,255	525,878	(15,000)				787,133
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares		276,254,885
Common stock issued for land development		$ 60,000	36,000					96,000
Common stock issued for land development, shares		60,000,000
Net loss						(1,742,322)	(1,672)	(1,743,994)
Common stock issued by subsidiary for services			1,831					1,831
Ending balance, value at Sep. 30, 2023		$ 3,450,666	17,282,608	13,074	(21,000)	(19,414,380)	(1,672)	1,309,296
Balance, shares at Sep. 30, 2023	2	3,450,665,355
Balance at Sep. 30, 2023								1,310,968
Beginning balance, value at Jun. 30, 2023		$ 3,134,045	17,181,978	9,324	(21,000)	(18,812,339)	(856)	1,491,152
Balance, shares at Jun. 30, 2023	2	3,134,044,074
Common stock issued for services		$ 1,757	1,054	3,750				6,561
Common stock issued for services, shares		1,757,394
Common stock issued for prepaid fees
Common stock issued for salaries
Common stock issued for cash		$ 175,089	13,937					189,026
Common stock issued for cash, shares		175,089,179
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities		$ 79,775	49,639					129,414
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities, shares		79,774,708
Common stock issued for land development		$ 60,000	36,000					96,000
Common stock issued for land development, shares		60,000,000
Net loss						(602,041)	(816)	(602,857)
Common stock issued by subsidiary for services
Ending balance, value at Sep. 30, 2023		$ 3,450,666	$ 17,282,608	$ 13,074	$ (21,000)	$ (19,414,380)	$ (1,672)	1,309,296
Balance, shares at Sep. 30, 2023	2	3,450,665,355
Balance at Sep. 30, 2023								$ 1,310,968